Description of Business and Organisation (Tables)	12 Months Ended
Dec. 31, 2024
Description of Business and Organisation [Abstract]
Schedule of Description of Business

Description of Business

DDC Enterprise Limited (Cayman)	Listed Entity
DDC Open Studio Limited (Cayman)	100% Direct Holdings
Perfect Foods Inc. (Cayman)	100% Direct Holdings
Grand Leader Technology Limited (Hong Kong)	100% Direct Holdings
DDC US Inc.	100% Direct Holdings
DDC Open Studio Media Limited (Hong Kong)	100% Indirect Holdings
Good Foods HK Limited (Hong Kong)	100% Indirect Holdings
Cook US LLC	100% Indirect Holdings
Cook San Francisco, LLC	100% Indirect Holdings
Lin’s Group Limited (Hong Kong)	51% Indirect Holdings
Shanghai Lashu Import and Export Trading Co., Ltd	100% Indirect Holdings
Shanghai DayDayCook Information Technology Co., Ltd	100% Indirect Holdings
Mengwei online store	Contractual control (on August 19, 2023 sold)
Hangzhou Jushi Cultural Media Co., Ltd.	67% Indirect Holdings
Chongqing DayDayCook E-commerce Co., Ltd.	100% Indirect Holdings
Quanzhou DayDayCook Food Co., Limited	60% Indirect Holdings
Shanghai Lishang Trading Limited	51% Indirect Holdings
Shanghai Youlong Industrial Co., Ltd.	100% Indirect Holdings
Fujian Jinjiang Yunmao Electronic-Commerce Co., Ltd.	60% Indirect Holdings
Quanzhou Weishi food Co., Limited	60% Indirect Holdings
Shanghai Yuli Development Limited	51% Indirect Holdings
Guangzhou Youlong DayDayCook Food and Beverage Co., Ltd.	100% Indirect Holdings
Hangzhou Damao Technology Co., Ltd.	60% Indirect Holdings
Yai’s Thai, LLC	100% Indirect Holdings

Schedule of Balance Sheet Information

The following presents the balance sheet information of Weishi as of March 31, 2022, and the operations and cash flows of Weishi for the three months ended March 31, 2022.

		March 31, 2022
		RMB
Cash and cash equivalents		5,536
Amounts due from related parties *	(ii)	83,137,208
Prepayments and other current assets		732,305

Total current assets		83,875,049

Property, plant and equipment, net		254,693
Other non-current assets		10,000

Total non-current assets		264,693

Total assets	(i)	84,139,742

Short-term bank borrowings		968,000
Amount due to related parties *	(ii)	146,073,339
Accrued expenses and other current liabilities		461,224

Total current liabilities		147,502,563

Total liabilities	(i)	147,502,563

*	As of March 31, 2022, amounts due from and due to related parties represent the receivables and payables that Weishi had with the Company’s consolidated subsidiaries, which would be eliminated upon consolidation.

The following presents the balance sheet information of Farm Entities as of March 31, 2022, and the operations and cash flows of Farm Entities for the three months ended March 31, 2022 as compared to the year ended December 31, 2021.

March 31, 2022
RMB
Cash and cash equivalents	122,578
Accounts receivable, net	648,809
Inventories	1,362,090
Prepayments and other current assets	2,012,330

Total current assets	4,145,807

Long-term investment	2,460,000
Property, plant and equipment, net	3,290,220
Operating lease Right-of-use assets	4,706,678

Total non-current assets	10,456,898

Total assets	14,602,705

Short-term bank borrowings	1,100,000
Accounts payable	2,281,718
Contract liabilities	724,727
Accrued expenses and other current liabilities	15,111,718
Current portion of operating lease liabilities	6,310,595

Total current liabilities	25,528,758

Long-term bank borrowings	2,900,000
Operating lease liabilities	1,832,531

Total non-current liabilities	4,732,531

Total liabilities	30,261,289

The following presents the balance sheet information of Mengwei Stores as of December 31, 2022 and August 19, 2023, and the operations and cash flows of Mengwei for the period from January 1, 2023 to August 19, 2023 as compared to the year ended December 31, 2021 and 2022.

	December 31, 2022	August 19, 2023
	RMB	RMB
Cash and cash equivalents	352,291	52,917
Accounts receivable, net	79,656	22,199
Inventories	83,516	8,980
Prepayments and other current assets	3,037,886	5,840,641
Total current assets	3,553,349	5,924,737

Other non-current assets	3,374,338	812,325
Total assets	6,927,687	6,737,062

Accrued expenses and other current liabilities	8,219,721	8,507,157
Total current liabilities	8,219,721	8,507,157
Total liabilities	8,219,721	8,507,157

Schedule of Operations	As of March 31, 2022, amounts due from and due to related parties represent the receivables and payables that Weishi had with the Company’s consolidated subsidiaries, which would be eliminated upon consolidation.
	For the year ended December 31, 2021	For the three months ended March 31, 2022
	RMB	RMB
Operating expenses
Sales and marketing expenses	(7,212,320)	(430,388)
Research and development expenses	(233,663)	-
General and administrative expenses	(4,673,618)	(792,914)
Loss from operations	(12,119,601)	(1,223,302)

Interest expenses	(9,924)	(29,146)
Interest income	659	-
Other income	103	480
Loss before income tax expenses	(12,128,763)	(1,251,968)
Income tax expense	-	-
Net loss	(12,128,763)	(1,251,968)
	For the year ended December 31, 2021	For the three months ended March 31, 2022
	RMB	RMB
Revenues	13,994,269	1,721,577
Cost of Revenue	(13,240,455)	(1,666,956)
Gross profit	753,814	54,621

Operating expenses:
Fulfillment expenses	(1,495,531)	(243,083)
Sales and marketing expenses	(7,398,309)	(1,038,512)
General and administrative expenses	(698,034)	(213,566)
Loss from operations	(8,838,060)	(1,440,540)

Interest expenses	(120,788)	(53,295)
Interest income	552	-
Other income	5,435,722	438,632
Loss before income tax expenses	(3,522,574)	(1,055,203)
Income tax expense	(1,987)	-
Net loss	(3,524,561)	(1,055,203)
	For the year ended December 31, 2021	For the year ended December 31, 2022	For the period from January 1, to August 19, 2023
	RMB	RMB	RMB
Revenues	52,414,518	9,927,407	2,138,830
Cost of Revenue	(32,544,769)	(5,468,113)	(1,369,866)
Gross profit	19,869,749	4,459,294	768,964

Operating expenses:
Fulfillment expenses	(11,555,906)	(2,454,608)	(474,361)
Sales and marketing expenses	(13,540,572)	(1,212,029)	(186,514)
General and administrative expenses	(64,077)	172,387	(586,668)
Income/(Loss) from operations	(5,290,806)	965,044	(478,579)

Interest income	1,150	5,400	508
Other income	5,851	-	10
Profit/(Loss) before income tax expenses	(5,283,805)	970,444	(478,061)
Income tax expense	-	(24,261)	-
Net profit/(loss)	(5,283,805)	946,183	(478,061)

Schedule of Cash Flow Information
	For the year ended December 31, 2021	For the three months ended March 31, 2022
	RMB	RMB
Net cash and cash equivalents used in operating activities	(1,357,986)	(622,630)
Net cash and cash equivalents provided by financing activities	1,331,000	488,498
Net decrease in cash	(26,986)	(134,132)
Cash and cash equivalents at the beginning of the year	166,654	139,668
Cash and cash equivalents at the end of the termination date	139,668	5,536
	For the year ended December 31, 2021	For the three months ended March 31, 2022
	RMB	RMB
Net cash and cash equivalents used in operating activities	(5,600,217)	(699,318)
Net cash and cash equivalents used in investing activities	(96,601)	(8,550)
Net cash and cash equivalents provided by financing activities	5,664,537	796,488
Net (decrease)/increase in cash	(32,281)	88,620
Cash and cash equivalents at the beginning of the year	66,239	33,958
Cash and cash equivalents at the end of the year/termination date	33,958	122,578
	For the year ended December 31, 2021	For the year ended December 31, 2022	For the period from January 1, to August 19, 2023
	RMB	RMB	RMB
Net cash and cash equivalents provided by/(used in) operating activities	942,658	(590,367)	(299,374)
Net increase/(decrease) in cash	942,658	(590,367)	(299,374)
Cash and cash equivalents at the beginning of the year	-	942,658	352,291
Cash and cash equivalents at the end of the year	942,658	352,291	52,917